Quarterly Report
May 31, 2024
MFS®  Low Volatility Global
Equity Fund
LVO-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 2.8%
General Dynamics Corp.	9,601	$2,878,092
Leidos Holdings, Inc.	9,033	1,328,303
Singapore Technologies Engineering Ltd.	975,200	3,030,993
		$7,237,388
Automotive – 0.5%
Bridgestone Corp.	30,900	$1,346,541
Brokerage & Asset Managers – 0.5%
IG Group Holdings PLC	114,731	$1,186,889
Business Services – 4.6%
Accenture PLC, “A”	8,716	$2,460,440
Compass Group PLC	36,291	1,019,406
Fiserv, Inc. (a)	8,480	1,269,965
NS Solutions Corp.	104,500	3,395,989
Secom Co. Ltd.	21,200	1,320,100
Serco Group PLC	528,436	1,202,173
Sohgo Security Services Co. Ltd.	183,000	1,101,270
		$11,769,343
Cable TV – 0.7%
Comcast Corp., “A”	42,170	$1,688,065
Computer Software – 4.7%
ACI Worldwide, Inc. (a)	85,074	$3,063,515
CCC Intelligent Holdings, Inc. (a)	143,868	1,608,444
Check Point Software Technologies Ltd. (a)	6,532	983,066
Microsoft Corp.	15,349	6,371,830
		$12,026,855
Computer Software - Systems – 5.2%
Apple, Inc.	6,519	$1,253,278
Constellation Software, Inc.	2,110	5,869,003
Hitachi Ltd.	18,300	1,886,844
SS&C Technologies Holdings, Inc.	23,219	1,440,739
Venture Corp. Ltd.	267,300	2,773,495
		$13,223,359
Construction – 0.6%
AvalonBay Communities, Inc., REIT	7,650	$1,474,002
Consumer Products – 3.9%
Colgate-Palmolive Co.	60,792	$5,651,224
Kimberly-Clark Corp.	21,453	2,859,685
Procter & Gamble Co.	9,174	1,509,490
		$10,020,399
Electrical Equipment – 0.4%
TE Connectivity Ltd.	7,549	$1,130,085

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.1%
Amano Corp.	67,000	$1,611,645
Analog Devices, Inc.	16,120	3,779,979
Kyocera Corp.	216,400	2,463,426
		$7,855,050
Energy - Integrated – 0.9%
PTT Exploration & Production Ltd.	250,800	$1,049,829
TotalEnergies SE	18,914	1,380,954
		$2,430,783
Food & Beverages – 4.0%
General Mills, Inc.	51,498	$3,540,488
Mondelez International, Inc.	27,062	1,854,559
Nestle S.A.	17,364	1,838,869
PepsiCo, Inc.	17,822	3,081,424
		$10,315,340
Food & Drug Stores – 1.2%
Sundrug Co. Ltd.	51,600	$1,318,379
Tesco PLC	469,021	1,868,269
		$3,186,648
General Merchandise – 1.1%
Dollarama, Inc.	29,597	$2,801,286
Health Maintenance Organizations – 0.7%
Cigna Group	5,290	$1,823,040
Insurance – 7.3%
Chubb Ltd.	8,652	$2,343,135
Everest Group Ltd.	11,499	4,495,304
Hartford Financial Services Group, Inc.	10,513	1,087,570
MetLife, Inc.	31,268	2,262,865
Reinsurance Group of America, Inc.	13,518	2,836,076
Samsung Fire & Marine Insurance Co. Ltd.	15,660	3,977,063
Zurich Insurance Group AG	3,267	1,716,886
		$18,718,899
Internet – 1.5%
Alphabet, Inc., “A”	22,630	$3,903,675
Leisure & Toys – 1.9%
Electronic Arts, Inc.	30,040	$3,991,715
Sankyo Co. Ltd.	90,300	879,372
		$4,871,087
Machinery & Tools – 1.9%
Eaton Corp. PLC	14,373	$4,784,053
Major Banks – 6.6%
DBS Group Holdings Ltd.	261,440	$6,977,269
JPMorgan Chase & Co.	24,930	5,051,566
Mitsubishi UFJ Financial Group, Inc.	117,000	1,236,383
Royal Bank of Canada	11,891	1,299,330
UBS Group AG	33,831	1,082,350
Wells Fargo & Co.	23,731	1,421,961
		$17,068,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.6%
HealthEquity, Inc. (a)	13,993	$1,142,948
McKesson Corp.	14,244	8,113,240
		$9,256,188
Medical Equipment – 1.0%
Becton, Dickinson and Co.	4,764	$1,105,105
Medtronic PLC	16,401	1,334,549
		$2,439,654
Natural Gas - Distribution – 1.4%
Atmos Energy Corp.	8,908	$1,032,615
Italgas S.p.A.	478,078	2,555,566
		$3,588,181
Network & Telecom – 1.0%
Motorola Solutions, Inc.	7,224	$2,636,110
Other Banks & Diversified Financials – 1.6%
Banco de Oro Unibank, Inc.	818,230	$1,817,667
Mastercard, Inc., “A”	2,625	1,173,559
Visa, Inc., “A”	4,139	1,127,712
		$4,118,938
Pharmaceuticals – 11.4%
AbbVie, Inc.	6,149	$991,465
Eli Lilly & Co.	6,505	5,336,312
Johnson & Johnson	36,381	5,336,001
Merck & Co., Inc.	34,811	4,370,173
Novartis AG	14,808	1,531,301
Novo Nordisk A.S., “B”	14,921	2,017,602
Pfizer, Inc.	37,845	1,084,638
Roche Holding AG	16,301	4,173,027
Sanofi	11,071	1,081,751
Vertex Pharmaceuticals, Inc. (a)	7,221	3,288,010
		$29,210,280
Pollution Control – 1.7%
Republic Services, Inc.	22,964	$4,252,703
Precious Metals & Minerals – 1.7%
Franco-Nevada Corp.	36,200	$4,453,852
Railroad & Shipping – 1.0%
Sankyu, Inc.	44,400	$1,608,449
West Japan Railway Co.	49,200	981,716
		$2,590,165
Restaurants – 3.3%
Jollibee Foods Corp.	1,047,060	$3,871,903
McDonald's Corp.	8,725	2,258,815
Starbucks Corp.	29,439	2,361,597
		$8,492,315
Specialty Chemicals – 0.8%
RPM International, Inc.	9,273	$1,039,503
SUMCO Corp.	72,100	1,056,321
		$2,095,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.1%
AutoZone, Inc. (a)	380	$1,052,577
TJX Cos., Inc.	18,328	1,889,617
Walmart Stores, Inc.	39,064	2,568,849
		$5,511,043
Telecommunications - Wireless – 3.3%
Advanced Info Service Public Co. Ltd.	710,800	$3,960,696
KDDI Corp.	161,900	4,496,523
		$8,457,219
Telephone Services – 2.6%
Koninklijke KPN N.V.	1,148,841	$4,293,116
Orange S.A.	118,575	1,387,086
Quebecor, Inc., “B”	48,083	1,014,260
		$6,694,462
Tobacco – 0.5%
British American Tobacco PLC	42,789	$1,322,349
Trucking – 0.5%
Knight-Swift Transportation Holdings, Inc.	27,160	$1,310,470
Utilities - Electric Power – 5.5%
CLP Holdings Ltd.	416,000	$3,301,143
Duke Energy Corp.	13,697	1,418,598
Edison International	41,146	3,162,070
Equatorial Energia S.A.	160,500	893,450
Evergy, Inc.	25,331	1,384,592
PG&E Corp.	92,664	1,717,991
Xcel Energy, Inc.	40,096	2,223,323
		$14,101,167
Total Common Stocks		$249,392,566
Preferred Stocks – 1.1%
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	66,203	$2,892,867
	Strike Price	First Exercise
Rights – 0.0%
Utilities - Electric Power – 0.0%
Equatorial Energia S.A. (a)	BRL 25		2,396	$0
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,938	$0

Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	3,720,214	$3,720,586

Other Assets, Less Liabilities – 0.3%		743,885
Net Assets – 100.0%		$256,749,904
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,720,586 and $252,285,433, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$146,957,709	$—	$—	$146,957,709
Japan	2,962,358	21,740,600	—	24,702,958
Canada	15,437,731	0	—	15,437,731
Singapore	2,773,495	10,008,262	—	12,781,757
Switzerland	6,011,896	4,330,537	—	10,342,433
South Korea	—	6,869,930	—	6,869,930
United Kingdom	—	6,599,086	—	6,599,086
Philippines	5,689,570	—	—	5,689,570
Thailand	5,010,525	—	—	5,010,525
Other Countries	6,169,632	11,724,102	—	17,893,734
Mutual Funds	3,720,586	—	—	3,720,586
Total	$194,733,502	$61,272,517	$—	$256,006,019
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,060,471	$31,537,439	$31,877,112	$(243)	$31	$3,720,586
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,584	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2024, are as follows:
United States	59.0%
Japan	9.6%
Canada	6.0%
Singapore	5.0%
Switzerland	4.0%
South Korea	2.7%
United Kingdom	2.6%
Philippines	2.2%
Thailand	1.9%
Other Countries	7.0%